Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)		Jun. 30, 2021	Jun. 30, 2020
Schedule of Other Payables and Accrued Liabilities [Abstract]
Advances from former shareholder	[1]	$ 154,796	$ 141,253
Salary and reimbursement payables		287,571	166,584
Interest payables		272,035	95,394
Accrued professional fees		402,116	150,733
Accrued rent for lease under one year		15,148	37,676
Others		2,229	38,817
Total		$ 1,133,895	$ 630,457

[1]	The advances are provided by a former shareholder, Shanghai Fengshui which is non-interest bearing and due on demand.